Summary of Significant Accounting Policies (Details) - Schedule of Effect of the Revisions on the Affected Line Items within the Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
As reported [Member]
Cash flows from operating activities:
Change in investors’ deposit	$ (110,538)	$ 46,607
Net cash used in operating activities	(135,901)	(9,548)
Net decrease in cash and cash equivalents, and restricted cash	(140,887)	(20,144)
Cash and cash equivalents and restricted cash at beginning of year	313,055	332,782
Cash and cash equivalents and restricted cash at the end of the year	172,728	313,055
Adjustment [Member]
Cash flows from operating activities:
Change in investors’ deposit	110,538	(46,607)
Net cash used in operating activities	110,538	(46,607)
Net decrease in cash and cash equivalents, and restricted cash	110,538	(46,607)
Cash and cash equivalents and restricted cash at beginning of year	(118,796)	(72,189)
Cash and cash equivalents and restricted cash at the end of the year	(8,258)	(118,796)
As corrected [Member]
Cash flows from operating activities:
Change in investors’ deposit
Net cash used in operating activities	(25,363)	(56,155)
Net decrease in cash and cash equivalents, and restricted cash	(30,349)	(66,751)
Cash and cash equivalents and restricted cash at beginning of year	194,259	260,593
Cash and cash equivalents and restricted cash at the end of the year	$ 164,470	$ 194,259